Insurance Liabilities	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Insurance Liabilities	Insurance Liabilities
FUTURE POLICY BENEFITS
Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in Future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant receives life contingent payments over their lifetime. Also included are pension risk transfer arrangements whereby an upfront premium is received in exchange for guaranteed retirement benefits. All payments under these arrangements are fixed and determinable with respect to their amounts and dates.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Future policy benefits for traditional and limited pay contracts were reserved using actuarial assumptions locked-in at contract issuance. These assumptions were only updated when a loss recognition event occurred. Also included in Future policy benefits, were reserves for contracts in loss recognition, including the adjustment to reflect the effect of unrealized gains on fixed maturity securities available for sale with related changes recognized through Other comprehensive income (loss).
Future policy benefits also included certain guaranteed benefits of annuity products that were not considered embedded derivatives.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
For traditional and limited pay long-duration products, benefit reserves are accrued and benefit expense is recognized using a NPR methodology for each annual cohort of business. This NPR method incorporates periodic retrospective revisions to the NPR to reflect updated actuarial assumptions and variances in actual versus expected experience. The Future policy benefit liability is accrued by multiplying the gross premium recognized in each period by the NPR. The net premium is equal to the portion of the gross premium required to provide for all benefits and certain expenses and may not exceed 100%. Benefits in excess of premiums are expensed immediately through Policyholder benefits. In addition, periodic revisions to the NPR below 100% may result in reclassification between the benefit reserves and deferred profit liability for limited pay contracts.
Insurance contracts are aggregated into annual cohorts for the purposes of determining the Liability for future policy benefits (“LFPB”), but are not aggregated across segments. These annual cohorts may be further segregated based on product characteristics, or to distinguish business reinsured from non-reinsured business or products issued in different functional currencies. The assumptions used to calculate the future policy benefits include discount rates, persistency and recognized morbidity and mortality tables modified to reflect the Company's experience.
The current discount rate assumption for the liability for future policy benefits is derived from market observable yields on upper-medium-grade fixed income instruments. The Company uses an external index as the source of the yields on these instruments for the first 30 years. For years 30 to 50, the yield is derived using market observable yields. Yields for years 50 to 100 are extrapolated using a flat forward approach, maintaining a constant forward spread through the period. The current discount rate assumption is updated quarterly and used to remeasure the liability at the reporting date, with the resulting change in the discount rate reflected in AOCI.
The method for constructing and applying the locked-in discount rate assumptions on newly issued business is determined based on factors such as product characteristics and the expected timing of cash flows. This discount rate assumption is derived from market observable yields on upper-medium-grade fixed income instruments. Similar to the current discount rate assumption, the Company may employ conversion and interpolation methodologies when necessary. The applicable interest accretion is reflected in Policyholder benefits in the Consolidated Statements of Income (Loss).
The following table presents the transition rollforward of the liability for future policy benefits for nonparticipating contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 liability for future policy benefits balance	$1,309	$282	$11,129	$11,029	$22,206	$45,955
Adjustments for the reclassification to the deferred profit liability	(65)	(8)	—	(766)	(859)	(1,698)
Change in cash flow assumptions and effect of net premiums exceeding gross premiums	(14)	2	16	4	55	63
Effect of the remeasurement of the liability at a current single A rate	156	63	2,977	1,655	7,611	12,462
Adjustment for the removal of loss recognition balances related to unrealized gain or loss on securities and other	(63)	(60)	4	(292)	—	(411)
Post-adoption January 1, 2021 liability for future policy benefits balance	$1,323	$279	$14,126	$11,630	$29,013	$56,371
Adjustments for the reclassification between the liability for future policy benefits and deferred profit liability represent changes in the NPRs that are less than 100% at transition for certain limited pay cohorts, resulting in a reclassification between the two liabilities, with no impact on Retained earnings.
Adjustments for changes in cash flow assumptions represents revised NPRs in excess of 100% for certain cohorts at transition, with an offset to Retained earnings.
The effect of the remeasurement at the current single A rate is reported at the transition date and each subsequent balance sheet date, with an offset in AOCI.
The following tables present the balances and changes in the liability for future policy benefits and a reconciliation of the net liability for future policy benefits to the liability for future policy benefits in the Consolidated Balance Sheets:

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$14,369	$—	$1,274	$15,643
Effect of changes in discount rate assumptions (AOCI)	—	—	(706)	—	(150)	(856)
Beginning balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in cash flow assumptions	—	—	123	—	—	123
Effect of actual variances from expected experience	—	—	(79)	—	7	(72)
Adjusted beginning of year balance	—	—	13,707	—	1,131	14,838
Issuances	—	—	1,358	—	—	1,358
Interest accrual	—	—	397	—	48	445
Net premium collected	—	—	(1,418)	—	(123)	(1,541)
Foreign exchange impact	—	—	(517)	—	—	(517)
Other	—	—	(1)	—	1	—
Ending balance at original discount rate	—	—	13,526	—	1,057	14,583
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,872)	—	(66)	(1,938)
Balance, end of year	$—	$—	$11,654	$—	$991	$12,645

Present value of expected future policy benefits
Balance, beginning of year	$1,373	$264	$27,442	$13,890	$27,674	$70,643
Effect of changes in discount rate assumptions (AOCI)	(95)	(46)	(2,717)	(870)	(5,673)	(9,401)
Beginning balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in cash flow assumptions(a)	—	—	140	(6)	—	134
Effect of actual variances from expected experience(a)	(30)	(2)	(94)	3	1	(122)
Adjusted beginning of year balance	1,248	216	24,771	13,017	22,002	61,254
Issuances	216	12	1,374	2,782	9	4,393
Interest accrual	42	10	876	459	1,233	2,620
Benefit payments	(116)	(26)	(1,757)	(821)	(1,483)	(4,203)
Foreign exchange impact	—	—	(657)	(339)	—	(996)
Other	—	1	(4)	—	(249)	(252)
Ending balance at original discount rate	1,390	213	24,603	15,098	21,512	62,816
Effect of changes in discount rate assumptions (AOCI)	(167)	(2)	(3,424)	(2,634)	(1,083)	(7,310)
Balance, end of year	$1,223	$211	$21,179	$12,464	$20,429	$55,506
Net liability for future policy benefits, end of year	1,223	211	9,525	12,464	19,438	42,861
Liability for future policy benefits for certain participating contracts	—	—	14	—	1,338	1,352
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	3,300	—	55	3,355
Deferred profit liability	99	12	15	1,281	896	2,303
Other reconciling items(c)	37	—	500	—	110	647
Future policy benefits for life and accident and health insurance contracts	1,359	223	13,354	13,745	21,837	50,518
Less: Reinsurance recoverable:	(4)	—	(1,107)	(36)	(21,837)	(22,984)
Net liability for future policy benefits after reinsurance recoverable	$1,355	$223	$12,247	$13,709	$—	$27,534

Weighted average liability duration of the liability for future policy benefits(d)	7.6	6.9	12.2	10.8	11.4

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, expect liability durations)
Present value of expected net premiums
Balance, beginning of year	$—	$—	$13,793	$—	$1,506	$15,299
Effect of changes in discount rate assumptions (AOCI)	—	—	(1,374)	—	(249)	(1,623)
Beginning balance at original discount rate	—	—	12,419	—	1,257	13,676
Effect of changes in cash flow assumptions	—	—	164	—	(72)	92
Effect of actual variances from expected experience	—	—	371	—	14	385
Adjusted beginning of year balance	—	—	12,954	—	1,199	14,153
Issuances	—	—	1,727	—	—	1,727
Interest accrual	—	—	392	—	54	446
Net premium collected	—	—	(1,364)	—	(129)	(1,493)
Foreign exchange impact	—	—	(46)	—	—	(46)
Other	—	—	—	—	—	—
Ending balance at original discount rate	—	—	13,663	—	1,124	14,787
Effect of changes in discount rate assumptions (AOCI)	—	—	706	—	150	856
Balance, end of year	$—	$—	$14,369	$—	$1,274	$15,643

Present value of expected future policy benefits
Balance, beginning of year	$1,323	$279	$27,919	$11,630	$30,519	$71,670
Effect of changes in discount rate assumptions (AOCI)	(156)	(63)	(4,351)	(1,654)	(7,862)	(14,086)
Beginning balance at original discount rate	1,167	216	23,568	9,976	22,657	57,584
Effect of changes in cash flow assumptions(a)	—	—	193	—	(83)	110
Effect of actual variances from expected experience(a)	1	(1)	413	(3)	(121)	289
Adjusted beginning of year balance	1,168	215	24,174	9,973	22,453	57,983
Issuances	172	21	1,713	3,366	15	5,287
Interest accrual	41	11	876	380	1,085	2,393
Benefit payments	(101)	(28)	(1,981)	(696)	(1,530)	(4,336)
Foreign exchange impact	—	—	(60)	(3)	—	(63)
Other	(2)	(1)	3	—	(22)	(22)
Ending balance at original discount rate	1,278	218	24,725	13,020	22,001	61,242
Effect of changes in discount rate assumptions (AOCI)	95	46	2,717	870	5,673	9,401
Balance, end of year	1,373	264	27,442	13,890	27,674	70,643
Net liability for future policy benefits, end of year	1,373	264	13,073	13,890	26,400	55,000
Liability for future policy benefits for certain participating contracts	—	—	15	—	1,382	1,397
Liability for universal life policies with secondary guarantees and similar features(b)	—	—	4,952	—	55	5,007
Deferred profit liability	81	11	10	1,218	916	2,236
Other reconciling items(c)	42	—	485	1	102	630
Future policy benefits for life and accident and health insurance contracts	1,496	275	18,535	15,109	28,855	64,270
Less: Reinsurance recoverable:	(4)	—	(1,715)	(47)	(28,855)	(30,621)
Net liability for future policy benefits after reinsurance recoverable	$1,492	$275	$16,820	$15,062	$—	$33,649

Weighted average liability duration of the liability for future policy benefits(d)	8.6	7.8	14.4	13.0	13.7
(a)    Effect of changes in cash flow assumptions and variances from actual experience are partially offset by changes in deferred profit liability.
(b)    Additional details can be found in the table that presents the balances and changes in the liability for universal life policies with secondary guarantees and similar features.
(c)     Other reconciling items primarily include the Accident and Health as well as Group Benefits (short-duration) contracts.
(d)     The weighted average liability durations are calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates and current discount rate, which can be found in the table below.
For the years ended December 31, 2022 and 2021 in the traditional term life insurance block, capping of NPRs at 100% causes our reserves to be higher by $26 million and $15 million, respectively. The discount rate was updated based on market observable information. Relative to prior period, the increase in upper-medium-grade fixed income yields resulted in a decrease in the liability for future policy benefits.
The following table presents the amount of undiscounted expected future benefit payments and expected gross premiums for future policy benefits for nonparticipating contracts:

		Year Ended December 31,
(in millions)		2022	2021
Individual Retirement	Expected future benefits and expense	$1,959	$1,747
	Expected future gross premiums	$—	$—
Group Retirement	Expected future benefits and expense	$321	$328
	Expected future gross premiums	$—	$—
Life Insurance	Expected future benefits and expense	$38,909	$38,869
	Expected future gross premiums	$29,035	$29,272
Institutional Markets	Expected future benefits and expense	$25,066	$20,839
	Expected future gross premiums	$—	$—
Corporate and Other	Expected future benefits and expense	$44,530	$46,038
	Expected future gross premiums	$2,262	$2,437
The following table presents the amount of revenue and interest recognized in the Consolidated Statement of Income (Loss) for future policy benefits for nonparticipating contracts:

	Gross Premiums Year Ended December 31,		Interest Accretion Year Ended 31,

(in millions)	2022	2021	2022	2021
Individual Retirement	$224	$186	$42	$41
Group Retirement	$19	$21	$10	$11
Life Insurance	$2,342	$2,319	$479	$484
Institutional Markets	$2,940	$3,818	$459	$380
Corporate and Other	$224	$236	$1,185	$1,031
Total	$5,749	$6,580	$2,175	$1,947
The following table presents the weighted-average interest rate for future policy benefits for nonparticipating contracts:

December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other

Weighted-average interest rate, original discount rate	3.58%	5.17%	4.08%	3.56%	4.88%
Weighted-average interest rate, current discount rate	5.32%	5.30%	5.33%	5.30%	5.36%

December 31, 2021

Weighted-average interest rate, original discount rate	3.23%	4.96%	4.11%	3.22%	4.83%
Weighted-average interest rate, current discount rate	2.75%	2.68%	2.85%	2.71%	3.08%
The weighted average interest rates are calculated using projected future net liability cash flows that are aggregated to the segment level, and are represented as an annual rate.
Actuarial Assumption Updates for Liability for Future Policy Benefits
Corebridge undertook a review of all significant assumptions in 2022, 2021, and 2020. Corebridge recognized a $7 million favorable (mostly offset by corresponding DPL adjustment), $25 million unfavorable, and $0 impact in net income for 2022, 2021, and 2020, respectively, attributable to the annual actuarial assumption review. For 2022, the impact was due to updates to mortality and retirement assumption on certain pension risk transfer products. For 2021, the impact was mainly due to updated mortality on
Traditional Life products. Assumptions left unchanged were deemed to be consistent with management’s best estimate at the time of the review.
Deferred Profit Liability: Corebridge issues certain annuity and life insurance contracts where premiums are paid up-front or for a shorter period than benefits will be paid (i.e., limited pay contracts). A DPL is required to be established to avoid recognition of gains when these contracts are issued. DPLs are amortized over the life of the contracts to align the revenue recognized with the related benefit expenses. The DPL is amortized in a constant relationship to the amount of discounted insurance in force for life insurance or expected future benefit payments for annuity contracts over the term of the contract.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
Limited pay contracts were subject to a lock-in concept and assumptions derived at policy issue were not subsequently updated unless a loss recognition event occurred. The net premiums were recorded as revenue. The difference between the gross premium received and the net premium was deferred and recognized in premiums in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This unearned revenue (deferred profit) was recorded in the Consolidated Balance Sheets in Other policyholder funds.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
The difference between the gross premium received and recorded as revenue and the net premium is deferred and recognized in Policyholder benefits in a constant relationship to insurance in-force, or for annuities, the amount of expected future policy benefits. This deferred profit liability accretes interest and is recorded in the Consolidated Balance Sheets in Future policy benefits. Cash flow assumptions included in the measurement of the DPL are the same as those utilized in the respective LFPBs and are reviewed at least annually. The cash flow estimates for DPLs are updated on a retrospective catch-up basis at the same time as the cash flow estimates for the related LFPBs. The updated LFPB cash flows are used to recalculate the DPL at the inception of the applicable related LFPB cohort. The difference between the recalculated DPL at the beginning of the current reporting period and the carrying amount of the DPL at the current reporting period is recognized as a gain or loss in Policyholder benefits in the Consolidated Statements of Income (Loss).
The following table presents the transition rollforward for deferred profit liability for long-duration contracts:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 deferred profit liability balance	$2	$—	$5	$64	$—	$71
Adjustments for the reclassification from/(to) the liability for the future policy benefits	65	8	—	766	859	1,698
Post-adoption January 1, 2021 deferred profit liability balance	$67	$8	$5	$830	$859	$1,769
Adjustments for the reclassification between the liability for future policy benefits and deferred profit liability represent changes in the NPRs that are less than 100% at transition for certain limited pay cohorts, resulting in a reclassification between the two liabilities, with no impact on retained earnings.
Additional Liabilities: For universal-life type products, insurance benefits in excess of the account balance are generally recognized as expenses in the period incurred unless the design of the product is such that future charges are insufficient to cover the benefits, in which case an “additional liability” is accrued over the life of the contract. These additional liabilities are included in Future policy benefits for life and accident and health insurance contracts in the Consolidated Balance Sheets. Prior to the adoption of the standard, our additional liabilities consisted primarily of GMDBs on annuities, as well as universal-life contracts with secondary guarantees. Subsequent to the adoption of this standard, the GMDBs have been reclassified and reported as MRBs, while the universal-life contracts with secondary guarantees continue to be reported as additional liabilities.
The following table presents the transition rollforward of the additional liabilities:

	Individual Retirement	Group Retirement	Life Insurance	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 additional liabilities	$1,391	$219	$5,117	$55	$6,782
Adjustment for the reclassification of additional liabilities from Future policy benefits to Market risk benefits(a)	(875)	(130)	—	—	(1,005)
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)(b)	(516)	(89)	—	—	(605)
Post-adoption January 1, 2021 additional liabilities	$—	$—	$5,117	$55	$5,172
(a)    Adjustments for the reclassification of additional liabilities from Future policy benefits to MRBs represent contract guarantees (e.g., GMDBs) that were previously classified as insurance liabilities within Future policy benefits, but have been reclassified as MRBs as of January 1, 2021. Refer to Note 13 for additional information on the transition impacts associated with LDTI.
(b)    Adjustments for the removal of related balances in AOCI originating from unrealized gains (losses) relate to the additional liabilities reclassified from Future policy benefits in the line above.
Post-adoption, our additional liabilities primarily consist of universal life policies with secondary guarantees and these additional liabilities are recognized in addition to the Policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances are reported within Policyholder contract deposits, while these additional liabilities are reported within the liability for future policy benefits in the Consolidated Balance Sheets. These additional liabilities are also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on accumulated assessments, with related changes recognized through Other comprehensive income. The policyholder behavior assumptions for these liabilities include mortality, lapses and premium persistency. The capital market assumptions used for the liability for universal life secondary guarantees include discount rates and net earned rates.
The following table presents the balances and changes in the liability for universal life policies:

	Year Ended December 31, 2022			Year Ended December 31, 2021
	Life Insurance	Corporate and Other	Total	Life Insurance	Corporate and Other		Total
(in millions, except weighted average duration of liability )
Balance, beginning of year	$4,952	$55	$5,007	$5,117	$55		$5,172
Effect of changes in assumptions	(24)	—	(24)	(116)	—		(116)
Effect of changes in experience	303	(4)	299	331	(4)		327
Adjusted beginning balance	$5,231	$51	$5,282	$5,332	$51		$5,383
Assessments	687	2	689	669	2		671
Excess benefits paid	(909)	—	(909)	(859)	—		(859)
Interest accrual	126	2	128	136	2		138
Other	(11)	—	(11)	24	—		24
Changes related to unrealized appreciation (depreciation) of investments	(1,824)	—	(1,824)	(350)	—		(350)
Balance, end of year	$3,300	$55	$3,355	$4,952	$55	$—	$5,007
Less: Reinsurance recoverable	(191)	—	(191)	(200)	—		(200)
Balance, end of period net of Reinsurance recoverable	$3,109	$55	$3,164	$4,752	$55		$4,807
Weighted average duration of liability *	26.3	9.5		27.1	9.8
*    The weighted average duration of liability is calculated as the modified duration using projected future net liability cashflows that are aggregated at the segment level, utilizing the segment level weighted average interest rates, which can be found in the table below.
The following table presents the amount of revenue and interest recognized in the Consolidated Statement of Income (Loss) for the liability for universal life policies with secondary guarantees and similar features:

	Gross Assessments Year Ended December 31,		Interest Accretion Year Ended December 31,

(in millions)	2022	2021	2022	2021
Life Insurance	$1,193	$1,187	$126	$136
Corporate and Other	39	39	2	2
Total	$1,232	$1,226	$128	$138
The following table presents the calculation of weighted average interest rate for the liability for universal life policies with secondary guarantees and similar features:

December 31,	2022		2021
	Life Insurance	Corporate and Other	Life Insurance	Corporate and Other

Weighted-average interest rate	3.76%	4.24%	3.74%	4.21%

The weighted average interest rates are calculated using projected future net liability cash flows that are aggregated to the segment level, and are represented as an annual rate.
The following table presents details concerning our universal life policies with secondary guarantees and similar features:

	Years Ended December 31,
(in millions, except for attained age of contract holders)	2022	2021
Account value	$3,514	$3,313
Net amount at risk	$69,335	$65,801
Average attained age of contract holders	53	53
Corebridge undertook a review of all significant assumptions in 2022, 2021, and 2020. Corebridge recognized a $24 million favorable, $117 million favorable, and $251 million unfavorable impact in net income for 2022, 2021, and 2020, respectively, attributable to the annual actuarial assumption review. For 2022, the impacts were due to modeling refinements to reflect actual versus expected asset data related to calls and capital gains. For 2021, the impacts were primarily due to the update in the reserving methodology, partially offset by assumption updates to mortality. Assumptions left unchanged were deemed to be consistent with management’s best estimate at the time of the review. For 2020, the impacts were driven by assumption updates to mortality.
POLICYHOLDER CONTRACT DEPOSITS
The liability for Policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.0% to 9.0% at December 31, 2022, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues. They are recorded directly to Policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included as Policy fees in revenues.
In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (i) index features accounted for as embedded derivatives at fair value, (ii) annuities issued in a structured settlement arrangement with no life contingency and (iii) certain contracts we have elected to account for at fair value. Changes in the fair value of the embedded derivatives related to policy index features and the fair value of derivatives hedging these liabilities are recognized in realized gains and losses.
For additional information on index credits accounted for as embedded derivatives, see Note 4.

The following table presents the transition rollforward of Policyholder contract deposits account balances:

	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 Policyholder contract deposits	$85,097	$43,805	$10,286	$11,559	$4,145	$154,892
Adjustment for the reclassification of the embedded derivative liability to market risk benefits, net of the host adjustment(s)	(5,894)	(577)	—	—	—	(6,471)
Post-adoption January 1, 2021 Policyholder contract deposits	$79,203	$43,228	$10,286	$11,559	$4,145	$148,421
The following table presents the balances and changes in Policyholder contract deposits account balances(a):

Year Ended December 31, 2022	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Issuances	15,175	4,927	190	1,468	15	21,775
Deposits received	11	19	1,484	26	33	1,573
Policy charges	(870)	(462)	(1,570)	(69)	(65)	(3,036)
Surrenders and withdrawals	(8,921)	(5,712)	(211)	(134)	(64)	(15,042)
Benefit payments	(3,798)	(2,528)	(216)	(775)	(349)	(7,666)
Net transfers from (to) separate account	2,248	2,149	(5)	144	—	4,536
Interest credited	1,608	1,100	377	301	178	3,564
Other	4	—	(8)	(31)	16	(19)
Ending Policyholder contract deposits account balance	$89,554	$43,395	$10,224	$11,734	$3,587	$158,494
Other reconciling items(b)	(2,136)	(319)	34	(16)	1	(2,436)
Policyholder contract deposits	$87,418	$43,076	$10,258	$11,718	$3,588	$156,058

Weighted average crediting rate	2.43%	2.77%	4.29%	2.71%	4.91%
Cash surrender value(c)	83,278	41,831	8,866	2,537	1,808	138,320

Year Ended December 31, 2021	Individual Retirement	Group Retirement	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions, except for average crediting rate)
Policyholder contract deposits account balance, beginning of year	$80,012	$43,406	$10,012	$11,351	$4,143	$148,924
Issuances	13,760	5,124	225	1,230	18	20,357
Deposits received	14	22	1,477	42	35	1,590
Policy charges	(781)	(523)	(1,567)	(65)	(69)	(3,005)
Surrenders and withdrawals	(8,863)	(5,795)	(212)	(91)	(76)	(15,037)
Benefit payments	(4,031)	(2,329)	(245)	(1,948)	(374)	(8,927)
Net transfers from (to) separate account	1,531	2,750	(2)	61	—	4,340
Interest credited	2,444	1,249	447	263	191	4,594
Other	11	(2)	48	(39)	(45)	(27)
Ending Policyholder contract deposits account balance	$84,097	$43,902	$10,183	$10,804	$3,823	$152,809
Other reconciling items(b)	(1,289)	(259)	117	165	2	(1,264)
Policyholder contract deposits	$82,808	$43,643	$10,300	$10,969	$3,825	$151,545
Weighted average crediting rate	2.42%	2.79%	4.28%	2.41%	4.92%
Cash surrender value(c)	$79,787	$43,359	$8,826	$2,520	$1,880	$136,372
(a)     Transactions between the general account and the separate account are presented in this table on a gross basis (e.g., a policyholder's funds are initially deposited into the general account and then simultaneously transferred to the separate account), and thus, did not impact the ending balance of policyholder contract deposits.
(b)     Reconciling items principally relate to MRBs that are bifurcated and reported separately, net of embedded derivatives that are recorded in PCD.
(c)     Cash surrender value is related to the portion of policyholder contract deposits that have a defined cash surrender value (e.g. GICs, do not have a cash surrender value).
For information related to net amount at risk, refer to the table that presents the balances of and changes in MRBs in Note 13.

The following table presents Policyholder contract deposits account balance by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums:

December 31, 2022	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	8,766	2,161	21,702	32,629
> 1% - 2%	4,208	24	2,195	6,427
> 2% - 3%	9,502	—	17	9,519
> 3% - 4%	7,630	40	6	7,676
> 4% - 5%	456	—	5	461
> 5%	33	—	4	37
Total	$30,595	$2,225	$23,929	$56,749

Group Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	3,611	1,427	5,609	10,647
> 1% - 2%	5,628	727	150	6,505
> 2% - 3%	13,968	3	—	13,971
> 3% - 4%	666	—	—	666
> 4% - 5%	6,843	—	—	6,843
> 5%	154	—	—	154
Total	$30,870	$2,157	$5,759	$38,786

Life Insurance	Range of Guaranteed Minimum Credited Rate
<=1%	—	—	—	—
> 1% - 2%	1	129	352	482
> 2% - 3%	32	831	1,116	1,979
> 3% - 4%	1,369	180	195	1,744
> 4% - 5%	2,974	—	—	2,974
> 5%	223	—	—	223
Total	4,599	1,140	1,663	7,402
Total*	$66,064	$5,522	$31,351	$102,937
Percentage of total	64%	5%	30%	100%

December 31, 2021	At Guaranteed Minimum	1 Basis Point - 50 Basis Points Above	More than 50 Basis Points Above Minimum Guarantee	Total
(in millions, except percentage of total)
Individual Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	10,212	1,911	17,935	30,058
> 1% - 2%	4,540	28	1,681	6,249
> 2% - 3%	10,353	—	18	10,371
> 3% - 4%	8,150	41	6	8,197
> 4% - 5%	477	—	5	482
> 5%	34	—	4	38
Total	$33,766	$1,980	$19,649	$55,395

Group Retirement	Range of Guaranteed Minimum Credited Rate
<=1%	2,134	3,254	4,682	10,070
> 1% - 2%	6,027	644	99	6,770
> 2% - 3%	14,699	—	—	14,699
> 3% - 4%	708	—	—	708
> 4% - 5%	6,962	—	—	6,962
> 5%	159	—	—	159
Total	$30,689	$3,898	$4,781	$39,368

Life Insurance	Range of Guaranteed Minimum Credited Rate
<=1%	—	—	—	—
> 1% - 2%	103	25	359	487
> 2% - 3%	258	533	1,208	1,999
> 3% - 4%	1,417	178	213	1,808
> 4% - 5%	3,085	2	—	3,087
> 5%	236	—	—	236
Total	$5,099	$738	$1,780	$7,617
Total*	$69,554	$6,616	$26,210	$102,380
Percentage of total	68%	6%	26%	100%
*    Excludes policyholder contract deposits account balances that are not subject to guaranteed minimum crediting rates.
OTHER POLICYHOLDER FUNDS
Other policyholder funds include URR, consisting of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. Amortization of URR is recorded in Policy fees.
Prior to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of EGPs to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Similar to unrealized appreciation (depreciation) of investments for DAC, URR related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity securities available for sale on EGPs, with related changes recognized through Other comprehensive income.
Subsequent to the adoption of the Targeted Improvements to the Accounting for Long-Duration Contracts Standard
URR for investment-oriented contracts are generally deferred and amortized into income using the same assumptions and factors used to amortize DAC (i.e., on a constant level basis). Changes in future assumptions are applied by adjusting the amortization rate prospectively. The Company has elected to implicitly account for actual experience, whether favorable or unfavorable, in its amortization of URR (i.e., policy fees) each period.
Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. The participating life business represented approximately 0.7% of gross insurance in force at December 31, 2022 and 1.3% of gross domestic premiums and other considerations in 2022. The amount of annual dividends to be paid is approved locally by the Corebridge Boards of Directors. Provisions for future dividend payments are computed by jurisdiction, reflecting local regulations. The portions of current and prior net income and of current unrealized appreciation of investments that can inure to our benefit are restricted in some cases by the insurance contracts and by the local insurance regulations of the jurisdictions in which the policies are in force.
Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in Other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.
The following table presents the transition rollforward of URR:

	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Pre-adoption December 31, 2020 URR balance	$1,413	$2	$132	$1,547
Adjustment for removal of related balances in Accumulated other comprehensive income originating from unrealized gains (losses)	248	—	—	248
Post-adoption January 1, 2021 URR balance	$1,661	$2	$132	$1,795
Prior to the adoption of LDTI, URR for investment-oriented products included the effect of unrealized gains or losses on fixed maturity securities classified as available for sale. At the transition date, these adjustments were removed with a corresponding offset in AOCI. As the available for sale portfolio was in an unrealized gain position as of the transition date, the adjustment for removal of related balances in AOCI originating from unrealized gains (losses) balances were reducing URR.
The following table presents a rollforward of the unearned revenue reserve for the year ended December 31, 2022 and 2021:

Year Ended December 31, 2022	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,693	$2	$116	$1,811
Revenue deferred	143	—	—	143
Amortization	(109)	—	(11)	(120)
Ending balance	$1,727	$2	$105	$1,834
Other reconciling items*				1,051
Other policyholder funds				$2,885

Year Ended December 31, 2021	Life Insurance	Institutional Markets	Corporate and Other	Total
(in millions)
Balance, beginning of year	$1,661	$2	$132	$1,795
Revenue deferred	140	—	—	140
Amortization	(108)	—	(15)	(123)
Other, including foreign exchange	—	—	(1)	(1)
Ending balance	$1,693	$2	$116	$1,811
Other reconciling items*				1,068
Other policyholder funds				$2,879
*    Other reconciling items include policyholders' dividend accumulations, provisions for future dividends to participating policyholders, dividends to policyholders and any similar items.